Capital Stock (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Summary of Normal Course Issuer Bids
The following is a summary of the normal course issuer bids [the number of shares in the table below are expressed in whole numbers]:

	2025		2024
	Shares purchased	Cash amount	Shares purchased	Cash amount

Prior 2024 Bid	—	$ —	98,636	$5
2024 Bid	1,992,480	86	4,551,327	202
2025 Bid	987,696	51	—	—
	2,980,176	$ 137	4,649,963	$207

Maximum Number of Shares Outstanding Exercised or Converted
[c]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at February 25, 2026 were exercised or converted:

Common Shares	278,795,469
Stock options [i] and share awards	4,129,151
282,924,620

[i]
Options to purchase Common Shares are exercisable by the holder in accordance with the vesting provisions and upon payment of the exercise price as may be determined from time to time pursuant to the Company’s stock option plans.